Supplement dated June 6, 2005 to the
 Statements of Additional Information (SAI) of the Funds listed below.


The Bank of New York (BNY), located at One Wall Street, New York, New York 10286, will serve as custodian for each Fund's portfolio securities and cash, and in that capacity will maintain certain financial and accounting books and records pursuant to an agreement with the applicable Fund, beginning on the dates specified below. These effective dates may vary for any Fund if circumstances require. Subcustodians will continue to provide custodial services for each Fund's foreign assets held outside the United States.


Name of Fund			  Effective Date       SAI Date

Cash Accumulation Trust		                       November 24, 2004
  Liquid Assets Fund	          September 12, 2005
  National Money Market Fund	  September 12, 2005

Dryden California Municipal Fund		       October 31, 2004
  California Income Series	  September 12, 2005
  California Series	          September 12, 2005

Dryden Global Total
Return Fund, Inc. 	          June 6, 2005	       April 7, 2004

Dryden Government
Securities Trust		                       March 7, 2005
  Money Market Series	          June 6, 2005

Dryden High Yield Fund, Inc.	  July 25, 2005	       March 25, 2005

Dryden Municipal Series Fund		               October 31, 2004
  Florida Series	          September 12, 2005
  New Jersey Series	          September 12, 2005
  New York Series	          September 12, 2005
  Pennsylvania Series	          September 12, 2005

Dryden Government
Income Fund, Inc.	          July 25, 2005	       April 28, 2005

Dryden Municipal Bond Fund	 	               June 29, 2004
  High Income Series	          June 6, 2005
  Insured Series	          June 6, 2005

Dryden Short-Term Bond Fund, Inc.		       April 12, 2005
  Dryden Short-Term
  Corporate Bond Fund	          June 6, 2005
  Dryden Ultra Short Bond Fund	  June 6, 2005

Dryden Core Investment Fund	 	               March 29, 2005
  Taxable Money Market Series	  June 6, 2005

Dryden Index Series Fund		               November 29, 2004
  Dryden Stock Index Fund	  June 27, 2005

Dryden National
Municipals Fund, Inc.	          September 12, 2005   April 8, 2005

Dryden Short-Term Bond Fund, Inc. 		       April 12, 2005
  Dryden Ultra Short Bond Fund	  June 6, 2005

Dryden Small-Cap Core
Equity Fund, Inc.	          June 27, 2005	       February 23, 2005

Dryden Tax-Managed Funds		               February 23, 2005
  Dryden Large Cap
  Core Equity Fund	          June 27, 2005

Dryden Total Return
Bond Fund, Inc.	                  July 25, 2005	       April 14, 2005

The High Yield Income Fund, Inc.  June 6, 2005	       N/a

MoneyMart Assets, Inc.	          June 6, 2005	       February 25, 2005

Jennison 20/20 Focus Fund	  June 27, 2005        March 29, 2005

Jennison Blend Fund, Inc.	  September 12, 2005   March 23, 2005

Jennison Natural Resources
Fund, Inc.	                  June 27, 2005	       July 28, 2004

Jennison Sector Funds, Inc.		               March 18, 2005
  Jennison Financial
  Services Fund	                  June 27, 2005
  Jennison Health Sciences Fund	  June 27, 2005
  Jennison Technology Fund	  June 27, 2005
  Jennison Utility Fund	          June 27, 2005

Jennison Small Company
Fund, Inc.	                  June 27, 2005	       November 30, 2004

Jennison  U.S. Emerging
Growth Fund, Inc.	          June 27, 2005	       February 24, 2005

Jennison Value Fund	          June 27, 2005	       February 24, 2005

Prudential Institutional
Liquidity Portfolio, Inc.	                       May 27, 2005
  Institutional Money
  Market Series	                  June 6, 2005

The Prudential Investment
Portfolios, Inc.		                       November 23, 2004
  Dryden Active Allocation Fund	  June 6, 2005
  Jennison Equity
  Opportunity Fund	          June 27, 2005
  Jennison Growth Fund	          June 27, 2005
  JennisonDryden Asset
  Allocation Funds:
    JennisonDryden Conservative
    Allocation Fund	          July 25, 2005
    JennisonDryden Growth
    Allocation Fund	          July 25, 2005
    JennisonDryden Moderate
    Allocation Fund	          July 25, 2005

Prudential World Fund, Inc.		              February 24, 2005
  Dryden International
  Equity Fund	                  June 6, 2005
  Jennison Global Growth Fund	  June 6, 2005

Strategic Partners
Mutual Funds, Inc.		                      March 1, 2005
  Strategic Partners Money
  Market Fund	                  September 12, 2005


MF2005C10